Equity Incentive Plans - Summary of Share-based Compensation Arrangements by Share-based Payment Award (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021 $ / shares
Two Thousand And Seventeen Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options share price	$ 11.26